T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
Alabama 0.1%
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB, 4.50%,
5/1/32 (1)	4,675	5,128
		5,128

Alaska 0.2%
Alaska Housing Fin. , Series B, 5.00%, 12/1/31	8,325	10,357
		10,357

Arizona 2.2%
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,575
Arizona HFA, Banner Health, Series C, VRDN, 0.17%, 1/1/46	15,850	15,850
Maricopa County IDA, Banner Health, Series A, IDRB, 5.00%,
1/1/32	10,465	12,746
Maricopa County IDA, Banner Health, Series C, IDRB, VRDN,
5.00%, 1/1/48 (Tender 10/18/24)	12,145	14,104
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.00%, 11/15/24	2,020	1,980
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.25%, 11/15/29	2,110	2,020
Phoenix Civic Improvement, 5.00%, 7/1/33 (2)	630	772
Phoenix Civic Improvement, 5.00%, 7/1/35 (2)	4,700	5,718
Phoenix Civic Improvement, 5.00%, 7/1/36 (2)	3,715	4,503
Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2)	1,000	1,119
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2)	1,300	1,504
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2)	2,195	2,615
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30	1,500	1,868
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31	4,175	5,173
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32	1,275	1,570
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33	3,060	3,748
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34	1,690	2,066

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/23	75	80
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/24	200	216
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/25	300	328
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/26	250	276
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/27	300	334
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/28	450	505
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/29	350	391
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/30	350	389
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/31	400	441
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/32	400	439
Phoenix IDA, Downtown Phoenix Student Housing,
Series 2018A, IDRB, 5.00%, 7/1/33	300	327
Salt River Agricultural Improvement & Power Dist. ,
Series 2011A, 5.00%, 12/1/28	2,480	2,635
Salt River Agricultural Improvement & Power Dist. ,
Series 2016A, 5.00%, 1/1/31	12,990	16,480
Salt River Agricultural Improvement & Power Dist. , Series A,
5.00%, 1/1/30	10,000	12,719
Salt River Agricultural Improvement & Power Dist. , Arizona
Electric Sys. , Series 2017A, 5.00%, 1/1/31	3,000	3,921
Salt River Agricultural Improvement & Power Dist. , Arizona
Electric Sys. , Series 2019A, 5.00%, 1/1/32	6,695	9,211
		127,623

California 9.3%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/31	1,000	1,122

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/33	2,000	2,227
Bay Area Toll Auth. , San Francisco Bay Area, Series F-1, 5.00%,
4/1/28 (Prerefunded 4/1/22) (3)	9,875	10,663
California, GO, 5.00%, 4/1/29	2,840	3,890
California, GO, 5.00%, 11/1/31	7,875	10,521
California, Various Purpose, GO, 4.00%, 3/1/27	7,465	9,210
California, Various Purpose, GO, 4.00%, 3/1/28	8,000	10,059
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,865
California, Various Purpose, GO, Refunding, 5.00%, 8/1/24	5,275	6,293
California, Various Purpose, GO, 5.00%, 8/1/24	1,685	2,010
California, Various Purpose, GO, 5.00%, 10/1/26	16,565	18,606
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	20,339
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	22,950
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	11,164
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	16,528
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,879
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	15,327
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	11,476
California, Various Purpose, BID Group, Series C, GO, 5.00%,
8/1/27	21,250	27,932
California, Various Purpose, BID Group, Series C, GO, 5.00%,
8/1/30	8,000	10,056
California Dept. of Water Resources & Power Supply, Series O,
5.00%, 5/1/22	5,000	5,430
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31	7,000	8,912
California HFFA, Sutter Health, Series A, 5.00%, 11/15/32	560	704
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,599
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	3,121
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	9,380	11,181
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	4,000	4,197
California Housing Fin. , Series 2, Class A, 4.00%, 3/20/33	7,955	8,718

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
California Housing Fin. , Series A, VR, 4.25%, 1/15/35	4,008	4,476
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30	1,000	1,119
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/27	1,350	1,508
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/28	1,660	1,852
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/32	3,000	3,408
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/33	2,380	2,696
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1)	2,265	2,503
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1)	1,005	1,149
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1)	4,235	4,830
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1)	3,000	3,410
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1)	6,875	7,786
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1)	4,275	4,821
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1)	7,750	8,610
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/29	2,380	2,656
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/34	10,830	11,922
Irvine, Special Assessment, VRDN, 0.10%, 9/2/23 (1)	6,030	6,030
Los Angeles Airport, Series C, 5.00%, 5/15/29 (2)	6,050	7,645
Los Angeles Airport, Los Agneles Int'l Airport, Series D, 5.25%,
5/15/27 (Prerefunded 8/28/20) (3)	4,400	4,440
Los Angeles Airport, Los Angeles Int'l Airport, Series D, 5.00%,
5/15/25 (Prerefunded 8/28/20) (3)	1,145	1,153
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	98
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29	15,735	17,854

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	6,127
Los Angeles Metro Transportation Auth. , Refunding, Series A,
5.00%, 7/1/33	21,790	27,739
Los Angeles Metro Transportation Auth. , Refunding, Series A,
5.00%, 7/1/34	23,360	29,672
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
3M USD LIBOR + 0.72%, 0.918%, 7/1/27	1,830	1,797
San Buenaventura, Community Memorial Health, 6.25%,
12/1/20	2,000	2,029
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/22 (2)	2,600	2,778
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (2)	1,975	2,211
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/37 (2)	4,450	5,551
San Francisco City & County Int'l. Airport, Series H, 5.00%,
5/1/30 (2)	8,335	10,792
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/22	5,155	5,173
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/23	9,165	9,197
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2019D, 5.00%, 5/1/34	3,800	4,913
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2019D, 5.00%, 5/1/35	6,735	8,676
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series 2018A, 5.00%, 5/1/23 (2)	1,975	2,211
San Francisco Community College Dist. , GO, 5.00%, 6/15/29	905	1,090
San Francisco Community College Dist. , GO, 5.00%, 6/15/30	3,000	3,611
San Francisco Community College Dist. , GO, 5.00%, 6/15/31	4,060	4,882
San Jose Airport, Series C, 5.00%, 3/1/28	1,750	2,003
San Jose Airport, Series C, 5.00%, 3/1/29	2,000	2,283
Southern California Metropolitan Water Dist. , Series A-1, VRDN,
0.13%, 7/1/37	1,600	1,600
Univ. of California Regents, VRDN, 0.11%, 5/15/48	1,500	1,500
Univ. of California Regents, Series AI, 5.00%, 5/15/32	13,500	15,259

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (3)	3,540	3,843
Univ. of California Regents, Series G, 5.00%, 5/15/32
(Prerefunded 5/15/22) (3)	2,795	3,034
Univ. of California Regents, Medical Center, Series B-2, VRDN,
0.14%, 5/15/32	625	625
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/30	4,260	4,618
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/32	3,205	3,472
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/37	10,075	10,866
		543,497

Colorado 2.2%
Colorado HFA, Commonspirit Health, Series B-1, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)	3,400	3,957
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunded 11/9/22) (3)	4,045	4,472
Colorado HFA, Children Hosp. , VRDN, 0.22%, 12/1/52	1,915	1,915
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27	2,425	3,047
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28	5,450	7,004
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34	7,250	9,284
Denver City & County Airport, Series 2018A, 5.00%, 12/1/33 (2)	6,550	8,186
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2)	3,010	3,778
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2)	8,845	11,797
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2)	22,700	28,182
Denver City & County Airport, Series A, 5.25%, 11/15/23 (2)	2,245	2,377
Denver City & County Airport, Series B, 5.00%, 11/15/29	2,945	3,202
Denver City & County Airport, Series B, 5.00%, 11/15/30	4,025	4,368
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,405
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (2)	12,090	12,206
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 1.16%, 9/1/39 (Tender 9/1/21)	3,575	3,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Regional Transportation Dist. , Fastracks, Series A, 5.00%,
11/1/29	3,875	4,245
Univ. of Colorado, Series A-1, VRDN, 0.14%, 6/1/50	6,000	6,000
Univ. of Colorado, Series B-1, VRDN, 0.17%, 6/1/50	4,500	4,500
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/21 (4)	200	211
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/23 (4)(5)	585	657
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/23 (4)	230	261
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/25 (4)	250	298
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/26 (4)(5)	575	698
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/29 (4)(5)	630	810
		128,436

Connecticut 0.7%
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	15,461
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 10/1/29	10,000	11,313
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32	10,000	12,631
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (6)(7)	382	25
		39,430

Delaware 0.1%
Delaware, Series A, GO, 5.00%, 2/1/31	3,915	5,138
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,910
		9,048

District of Columbia 2.6%
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	911
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	6,055
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	6,109
District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	5,730
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	5,651

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	12,764
District of Columbia, Georgetown Univ. , 5.00%, 4/1/33	3,000	3,549
District of Columbia, Georgetown Univ. , 5.00%, 4/1/34	1,800	2,124
District of Columbia, Georgetown Univ. , 5.00%, 4/1/35	2,000	2,353
District of Columbia Water & Sewer Auth. , Series B, 5.00%,
10/1/36	2,000	2,409
Metropolitan Washington Airports Auth. , Series 2016A, 5.00%,
10/1/31 (2)	8,090	9,789
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/29 (2)	4,150	5,327
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/31 (2)	4,675	5,921
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/23 (Prerefunded 10/1/20) (3)	6,000	6,046
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/27 (2)	2,490	2,885
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/28 (2)	2,310	2,672
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29 (Prerefunded 10/1/20) (3)	6,250	6,298
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/30 (2)	3,285	4,189
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/33 (2)	5,300	6,634
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/34 (2)	7,350	8,800
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/35 (2)	8,975	10,713
Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/30 (2)	10,280	12,159
Metropolitan Washington Airports Auth. , Airport Sys. , Series A,
5.00%, 10/1/31 (2)	3,555	3,835
Washington Convention & Sports Auth. , Hotel Tax, Series A,
5.00%, 10/1/30	2,800	3,127
Washington D. C. Convention & Sports Auth. , Hotel Tax,
Series A, 5.00%, 10/1/28	5,000	5,630

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Washington D. C. Convention & Sports Auth. , Hotel Tax,
Series A, 5.00%, 10/1/29	6,945	7,790
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/35	4,060	5,070
		154,540

Florida 9.3%
Alachua County HFA, Shands Teaching Hosp. and Clinics,
4.00%, 12/1/23	1,100	1,206
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/21	500	527
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/22	500	545
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/24	1,200	1,397
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/34	2,615	3,289
Alachua County HFA, Shands Teaching Hosp. and Clinics,
Series B, 5.00%, 12/1/34	12,380	14,043
Brevard County HFA, Health First, 5.00%, 4/1/23	450	498
Brevard County HFA, Health First, 5.00%, 4/1/27	1,945	2,212
Brevard County HFA, Health First, 5.00%, 4/1/29	750	849
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,718
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	5,069
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	3,188
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	10,943
Broward County Airport, 5.00%, 10/1/27 (2)	1,250	1,568
Broward County Airport, 5.00%, 10/1/29 (2)	2,250	2,794
Broward County Airport, 5.00%, 10/1/30 (2)	1,250	1,542
Broward County Airport, 5.00%, 10/1/31 (2)	1,500	1,840
Broward County Airport, 5.00%, 10/1/32 (2)	1,815	2,214
Broward County Airport, 5.00%, 10/1/33 (2)	1,250	1,518
Broward County Airport, 5.00%, 10/1/34 (2)	1,500	1,817
Broward County Airport, Series A, 5.00%, 10/1/33 (2)	4,670	5,924

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Broward County Airport, Series A, 5.00%, 10/1/34 (2)	5,500	6,958
Broward County Airport, Series A, 5.25%, 10/1/29
(Prerefunded 10/1/23) (2)(3)	1,650	1,899
Broward County Airport, Series P-2, 5.00%, 10/1/25	3,700	4,031
Broward County Airport, Series P-2, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3)	2,885	3,182
Broward County Airport, Series Q-1, 5.00%, 10/1/28
(Prerefunded 10/1/22) (3)	5,090	5,619
Broward County Airport, Series Q-2, 5.00%, 10/1/27
(Prerefunded 10/1/22) (2)(3)	2,000	2,197
Broward County Port Fac. , Series C, 5.00%, 9/1/29	1,760	2,237
Broward County Port Fac. , Series D, 5.00%, 9/1/26 (2)	2,760	3,281
Broward County School Dist. , TAN, 2.00%, 6/30/21	13,000	13,215
Central Florida Expressway Auth. , Series A, 5.00%, 7/1/30	16,915	20,834
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/28	10,720	11,634
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/29	4,965	6,436
Florida Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/27	6,175	6,418
Florida Board of Ed. , Lottery Revenue, Series A, 5.00%, 7/1/23	10,000	11,406
Florida Dept. of Environmental Protection, Forever Revenue,
Series B, 5.00%, 7/1/22	10,500	10,962
Florida DOT, Garvees, Series A, 5.00%, 7/1/30	10,085	13,805
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31	7,910	9,745
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/25 (2)	10,000	12,055
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/27 (2)	14,940	18,884
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/34 (2)	3,000	3,648
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/35 (2)	6,500	7,878
Hillsborough County Aviation Auth. , Tampa Int'l. Airport,
Series A, 5.00%, 10/1/23 (2)	1,480	1,670
Hillsborough County Aviation Auth. , Tampa Int'l. Airport,
Series B, 5.00%, 10/1/33	5,160	5,891
Hillsborough County Aviation Auth. , Tampa Int'l. Airport,
Series B, 5.00%, 10/1/34	3,090	3,521

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Hillsborough County IDA, Baycare Health Sys. , Series D, IDRB,
VRDN, 0.15%, 11/15/42	15,100	15,100
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21	5,075	5,337
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	5,000	5,416
Lee Memorial Health Sys. , Series A-1, 4.00%, 4/1/37	1,300	1,486
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/34	1,240	1,582
Miami-Dade County Aviation, 5.00%, 10/1/27 (2)	2,925	3,357
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2)	9,000	9,754
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2)	10,000	10,824
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26
(Prerefunded 10/1/22) (2)(3)	5,000	5,480
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2)	6,950	7,917
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2)	9,590	10,854
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2)	5,930	6,766
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25	3,000	3,262
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3)	12,420	13,712
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27
(Prerefunded 10/1/22) (3)	4,980	5,498
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/33	3,000	3,496
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/26	4,530	5,153
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/27	3,850	4,373
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/28	2,775	3,151
Miami-Dade County Expressway Auth. , Toll, Series 2013A,
5.00%, 7/1/30	1,250	1,339
Miami-Dade County Expressway Auth. , Toll, Series 2014A,
5.00%, 7/1/30	2,000	2,259
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/26	3,900	4,189
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/28	5,565	5,976
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/31	2,000	2,251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/21	5,680	5,929
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/22	12,820	13,856
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	12,735	14,225
Orange County School Board, Series C, COP, 5.00%, 8/1/30	18,050	21,926
Orange County School Board, Series C, COP, 5.00%, 8/1/33	5,535	6,850
Orange County School Board, Series D, COP, 5.00%, 8/1/30	2,250	2,733
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/28	4,990	5,609
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/29	5,005	5,617
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/32	11,550	12,912
Orlando-Orange County Expressway Auth. , Series B, 5.00%,
7/1/24	1,830	2,076
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/27
(Prerefunded 6/1/23) (3)	3,900	4,431
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/28
(Prerefunded 6/1/23) (3)	5,000	5,680
South Broward Hosp. Dist. , 5.00%, 5/1/22	3,000	3,230
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	1,250	1,304
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	2,109
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,000	1,125
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	7,698
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	10,815
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/25	2,900	3,141
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/26	1,400	1,513
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/26	10,700	11,510
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/27	400	491
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/28	325	397
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/29	420	512
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/30	365	443
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/31	700	847

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,291
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/33	455	548
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series 2015-1, STEP, 0.00%, 5/1/40	415	370
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series 2015-2, STEP, 0.00%, 5/1/40	255	176
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series A-4, STEP, 0.00%, 5/1/40	100	78
Tolomato Community Dev. Dist. , Special Assessment,
Series 2015-3, 6.61%, 5/1/40 (7)(8)	280	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.45%, 5/1/23 (7)(8)	155	—
		542,081

Georgia 5.1%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	2,087
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	14,653
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	11,933
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	16,375
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,317
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36	4,585	5,915
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38	5,000	6,412
Atlanta Airport, Passenger Fac. Charge, Series C, 5.75%,
1/1/22	4,750	4,857
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29	1,900	1,589
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	8,950	7,493
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40	2,165	1,813
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/30	2,335	2,632
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/31	4,280	4,819

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	15,400
Atlanta Water & Wastewater, 5.00%, 11/1/35	6,000	7,124
Carroll City-County Hosp. Auth., Tanner Medical Center,
Unrefunded Balance, 5.00%, 7/1/22	710	713
Cobb County Kennestone Hosp. Auth. , Wellstar Health, 5.00%,
4/1/25 (5)	1,075	1,252
Cobb County Kennestone Hosp. Auth. , Wellstar Health, 5.00%,
4/1/26 (5)	1,100	1,314
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/29	5,395	5,955
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/31	500	616
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/33	1,250	1,525
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/35	2,250	2,730
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.25%, 4/1/41	4,300	4,396
Fulton County Dev. Auth. , Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34	1,475	1,898
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/31	400	493
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/32	1,000	1,226
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/33	2,000	2,440
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/34	2,515	3,060
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/26	1,860	2,237
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/28	1,200	1,484
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/29	1,780	2,195
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/30	6,000	7,369
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/35	5,000	6,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/37	2,500	2,994
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/28	2,500	3,083
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/29	2,750	3,379
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/31	2,365	2,882
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/32	3,660	4,439
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/33	3,390	4,092
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/32	1,000	1,226
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/34	1,205	1,466
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/35	1,000	1,213
Main Street Natural Gas, Series A, 5.00%, 5/15/28	3,800	4,710
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,537
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,943
Main Street Natural Gas, Series A, 5.50%, 9/15/27	11,060	14,081
Main Street Natural Gas, Gas Supply, Series C, VRDN, 4.00%,
8/1/48 (Tender 12/1/23)	5,795	6,381
Main Street Natural Gas, Gas Supply, Series D, FRN, 67% of
1M USD LIBOR + 0.83%, 0.945%, 8/1/48 (Tender 12/1/23)	14,725	14,660
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	17,455	20,258
Metropolitan Atlanta Rapid Transit Auth. , Sales Tax, Series B,
5.00%, 7/1/32	5,000	6,124
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28	8,660	10,493
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/29	9,290	11,729
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/30	1,870	2,351
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/31	1,965	2,459

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/32	1,060	1,319
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/33	665	823
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30	2,675	3,363
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31	1,560	1,952
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32	1,700	2,116
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33	1,845	2,284
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34	2,005	2,473
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35	3,415	4,200
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24	630	655
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34	3,000	3,229
		299,258

Hawaii 0.1%
Hawaii Airports Sys. , Series A, 5.25%, 7/1/23	4,175	4,190
		4,190

Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,204
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,137
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	843
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	733
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	817
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	809
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,120
Idaho HFA, Saint Luke's Health, Series C, VRDN, 0.14%, 3/1/48	800	800

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Idaho HFA, Trinity Health Credit Group, Series D, 5.50%,
12/1/29	2,185	2,641
		10,104

Illinois 3.6%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (2)	5,500	5,822
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	23,000	26,587
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2)	5,450	6,262
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2)	13,000	14,895
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	4,266
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27	10,590	10,629
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	10,239
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/23	3,065	3,076
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/24	2,605	2,614
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/25	2,920	2,931
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27	2,710	2,720
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/29	1,245	1,249
Chicago Transit Auth. , Federal Highway, 5.00%, 6/1/21	2,400	2,479
Chicago Transit Auth. , Federal Highway, 5.00%, 6/1/22	3,405	3,650
Chicago Transit Auth. , Federal Highway, 5.00%, 6/1/23	4,150	4,608
Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,812
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	5,023
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	5,248
Illinois, GO, 4.00%, 6/1/35	2,000	2,061
Illinois, GO, 5.00%, 2/1/21	3,775	3,830
Illinois, GO, 5.375%, 5/1/23	1,080	1,175
Illinois, GO, 5.50%, 5/1/24	1,000	1,119
Illinois, GO, 5.50%, 5/1/25	1,000	1,145
Illinois, Series A, GO, 5.00%, 10/1/25	2,050	2,307
Illinois, Series A, GO, 5.00%, 11/1/25	3,825	4,310
Illinois, Series A, GO, 5.00%, 12/1/27	7,685	8,900

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.00%, 5/1/26	5,000	5,671
Illinois, Series D, GO, 5.00%, 11/1/21	13,030	13,494
Illinois, Series D, GO, 5.00%, 11/1/24	4,385	4,847
Illinois, Series D, GO, 5.00%, 11/1/25	20,335	22,833
Illinois State Toll Highway Auth. , Series C, 5.00%, 1/1/27	1,275	1,505
Illinois State Toll Highway Auth. , Series C, 5.00%, 1/1/28	1,150	1,355
Illinois State Toll Highway Auth. , Series D, 5.00%, 1/1/22	1,390	1,475
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series B, 5.00%, 12/15/28	9,000	9,347
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/23	5,075	5,625
		208,109

Indiana 0.2%
Indiana Fin. Auth. , Indiana Univ. Health, Series N, 5.00%, 3/1/23
(Prerefunded 3/1/21) (3)	2,430	2,496
Indiana Fin. Auth. , Parkview Health Sys. , Series D, VRDN,
0.15%, 11/1/39	2,700	2,700
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29	4,250	5,031
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2)	1,470	1,566
		11,793

Iowa 0.7%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	2,020	2,046
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	5,980	6,287
Iowa Fin. Auth., Unitypoint Health Project, Series B-1, VRDN,
0.14%, 2/15/39	6,100	6,100
PEFA, Iowa Gas Project, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)	20,435	24,944
		39,377

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kansas 0.4%
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%,
11/15/32	11,400	12,153
Kansas DFA, Kansas Dept. of Commerce, Series K, 5.00%,
12/1/20	1,395	1,400
Lenexa City, Lakeview Village, Series A, 5.00%, 5/15/23	1,155	1,209
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/21	1,135	1,152
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/25	1,000	1,073
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/26	1,045	1,133
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/28	2,300	2,511
Wichita, Via Christi Health, Series IV-A, 5.25%, 11/15/25
(Prerefunded 11/15/21) (3)	4,085	4,343
		24,974

Kentucky 1.2%
Ashland, Ashland Medical Center, 5.00%, 2/1/27	660	776
Ashland, Ashland Medical Center, 5.00%, 2/1/29	805	975
Ashland, Ashland Medical Center, 5.00%, 2/1/30	370	454
Ashland, Ashland Medical Center, 5.00%, 2/1/31	460	561
Ashland, Ashland Medical Center, 5.00%, 2/1/32	125	152
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27	8,625	9,850
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28	3,105	3,535
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29	5,250	5,956
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31	1,000	1,125
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32	3,250	3,636
Kentucky Public Energy Auth. , Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)	10,000	11,094

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	23,350	27,639
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide, Series A, VRDN, 0.21%, 1/1/29 (2)	4,400	4,400
		70,153

Louisiana 0.5%
Louisiana Offshore Terminal Auth. , Loop Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	5,075	5,101
New Orleans Aviation Board, Series B, 5.00%, 1/1/29 (2)	4,400	5,076
New Orleans Aviation Board, Series B, 5.00%, 1/1/31 (2)	6,000	6,880
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	2,300	2,407
Saint Charles Parish PCR, Shell Oil, Series A, VRDN, 0.18%,
10/1/22 (2)	400	400
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%,
6/1/37 (Tender 4/1/23)	1,900	1,890
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.10%,
6/1/37 (Tender 7/1/24)	3,500	3,453
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
5/15/22	3,315	3,500
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
5/15/23	1,500	1,628
		30,335

Maryland 3.0%
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/25	700	755
Baltimore City, Series C, 5.00%, 7/1/27	500	571
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,326
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	4,385
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,482
Baltimore City, Water Project, Series C, 5.00%, 7/1/34	2,155	2,617
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	990	1,018
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,588

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,500	1,593
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,495	2,673
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	7,208
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
3/31/23 (2)	1,315	1,319
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
3/31/25 (2)	500	500
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/25 (2)	500	500
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/31 (2)	970	965
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (2)	13,440	13,460
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (2)	5,685	5,687
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/26 (2)	3,435	3,436
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 3/31/27 (2)	3,435	3,437
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 3/31/28 (2)	3,435	3,438
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/29 (2)	1,665	1,662
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/26	2,075	2,352
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/27	1,000	1,143
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/28	1,000	1,155
Maryland HHEFA, 5.00%, 7/1/28	2,275	2,576
Maryland HHEFA, 5.00%, 7/1/29	1,600	1,808
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29	2,000	2,375
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30	2,180	2,575
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31	1,950	2,287

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Anne Arundel Health Sys. , 5.00%, 7/1/25	1,000	1,072
Maryland HHEFA, John Hopkins Health, Series A, 5.00%,
5/15/31	2,660	3,129
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	12,011
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	3,218
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,450	1,670
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,500	2,794
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,453
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,970	2,156
Maryland HHEFA, Meritus Medical Center, Series A, 5.00%,
7/1/33	1,000	1,134
Maryland HHEFA, Univ. of Maryland Medical, VRDN, 5.00%,
7/1/45 (Tender 7/1/25)	8,705	10,309
Maryland HHEFA, Univ. of Maryland Medical, Series D, VRDN,
0.14%, 7/1/41	1,100	1,100
Maryland HHEFA, Univ. of Maryland Medical, Unrefunded
Balance, 5.00%, 7/1/21	2,105	2,105
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (3)	3,200	3,808
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28
(Prerefunded 7/1/24) (3)	12,180	14,495
Maryland Transportation Auth. , Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (2)	1,000	1,254
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	13,767
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	13,745
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22	520	536
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23	650	677
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27	1,465	1,554
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	1,075	1,125
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	640	616
		175,619

Massachusetts 1.3%
Massachusetts, Series B, GO, 5.25%, 9/1/22 (4)	8,000	8,848

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Massachusetts, Series C, GO, 5.50%, 12/1/23 (9)	4,500	5,297
Massachusetts, Series D, GO, 5.00%, 7/1/37	5,000	6,782
Massachusetts, Series D, GO, 5.00%, 7/1/38	3,250	4,391
Massachusetts Dev. Fin. Agency, Partners Healthcare,
Series S-2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25)	10,000	11,999
Massachusetts Ed. Fin. Auth. , Series A, 5.50%, 1/1/22	3,500	3,509
Massachusetts School Building Auth. , Series B, 5.00%, 8/15/27
(Prerefunded 8/15/22) (3)	245	268
Massachusetts School Building Auth. , Series B, 5.00%, 8/15/27
(Prerefunded 8/15/22) (3)	6,205	6,812
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series A, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3)	4,850	5,324
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/28 (Prerefunded 8/15/22) (3)	13,100	14,382
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/30 (Prerefunded 8/15/22) (3)	5,260	5,775
		73,387

Michigan 4.1%
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (4)	605	702
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (4)	500	579
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (4)	1,280	1,479
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (4)	1,000	1,152
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (4)	1,200	1,377
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/31	8,560	10,560
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/32	3,500	4,311
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/33	14,085	17,339
Great Lakes Water Auth. , Sewage Disposal, Series C, 5.00%,
7/1/36	16,395	19,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	8,000	9,474
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/28	9,505	11,719
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/29	6,225	7,659
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/30	8,115	9,953
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/31	5,535	6,767
Karegnondi Water Auth. , Water Supply, Series A, 5.00%,
11/1/22	2,810	3,097
Michigan Fin. Auth. , Series A-2, 4.00%, 8/20/21 (5)	7,450	7,729
Michigan Fin. Auth. , Great Lakes Water Auth. , Sewer Disposal,
Series C, 5.00%, 7/1/35	1,000	1,173
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/28	8,870	10,851
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/30	11,880	14,446
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/31	3,000	3,632
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/32	480	578
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	6,580	7,882
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/41	9,695	11,455
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/28	2,505	2,949
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/29	1,000	1,173
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/30	850	993
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/31	2,250	2,618
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/31 (Prerefunded 6/1/22) (3)	6,960	7,562
Michigan Fin. Auth. , Trinity Health Credit Group, 5.50%,
12/1/29	5,000	6,043
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/34	5,000	6,221
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/35	5,750	7,121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/37	5,000	6,157
Michigan Municipal Bond Auth. , Clean Water, Unrefunded
Balance, 5.00%, 10/1/22	270	271
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/30	1,700	2,149
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/31	1,050	1,321
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/32	1,250	1,564
Wayne County Airport Auth. , Series B, 5.00%, 12/1/26 (2)	3,155	3,856
Wayne County Airport Auth. , Series B, 5.00%, 12/1/27 (2)	1,810	2,258
Wayne County Airport Auth. , Series B, 5.00%, 12/1/28 (2)	800	994
Wayne County Airport Auth. , Series B, 5.00%, 12/1/29 (2)	600	741
Wayne County Airport Auth. , Series B, 5.00%, 12/1/30 (2)	1,360	1,672
Wayne County Airport Auth. , Series B, 5.00%, 12/1/31 (2)	800	979
Wayne County Airport Auth. , Series B, 5.00%, 12/1/32 (2)	1,450	1,764
Wayne County Airport Auth. , Series F, 5.00%, 12/1/26 (2)	3,795	4,517
Wayne County Airport Auth. , Series F, 5.00%, 12/1/28 (2)	8,125	9,611
Wayne County Airport Auth. , Series F, 5.00%, 12/1/34 (2)	3,500	4,058
		240,249

Minnesota 0.3%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27	6,500	7,389
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31	3,580	4,034
Minnesota, State Trunk Highway Bonds, Series B, GO, 5.00%,
10/1/24	3,400	3,592
		15,015

Mississippi 0.2%
Jackson County, Chevron USA Project, VRDN, 0.17%,
12/15/24 (2)	680	680

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Mississippi Business Fin. , Chevron USA Project, Series C,
VRDN, 0.14%, 11/1/35	1,450	1,450
Mississippi Business Fin. , Chevron USA Project, Series E,
VRDN, 0.14%, 12/1/30	11,235	11,235
		13,365

Missouri 0.5%
Missouri HEFA, Saint Louis Univ. , Series B-2, VRDN, 0.13%,
10/1/35	8,725	8,725
Missouri HEFA, Saint Luke's Health Sys. , 5.00%, 11/15/30	4,750	5,666
Missouri HEFA, Washington Univ. of Saint Louis, Series C,
VRDN, 0.13%, 9/1/30	5,800	5,800
Saint Louis Airport, Series B, 5.00%, 7/1/21 (2)(4)	905	937
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(4)	1,050	1,128
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(4)	975	1,085
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(4)	1,075	1,234
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(4)	2,725	3,215
		27,790

Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	849
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	897
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	948
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	996
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,104
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,287
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	457
		6,538

Nebraska 1.1%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)	8,580	9,846
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42	12,130	13,095

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,339
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,972
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	5,135
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	13,012
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,629
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	7,710
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,366
		62,104

Nevada 0.3%
Las Vegas Valley Water Dist. , Series B, GO, 5.00%, 6/1/26	5,545	6,005
Truckee Meadows Water Auth. , 5.00%, 7/1/32	4,000	4,937
Truckee Meadows Water Auth. , 5.00%, 7/1/34	3,965	4,871
Truckee Meadows Water Auth. , 5.00%, 7/1/35	1,195	1,464
		17,277

New Hampshire 0.2%
National Fin. Auth. , Series 2020-1, Class A, 4.125%, 1/20/34	11,375	12,448
		12,448

New Jersey 2.2%
New Jersey Economic Dev. Auth. , Continental Airlines, 5.125%,
9/15/23 (2)	6,340	6,489
New Jersey Economic Dev. Auth. , Continental Airlines, Series B,
5.625%, 11/15/30 (2)	2,000	2,079
New Jersey Economic Dev. Auth. , Transportation Sys. , 5.00%,
11/1/33	4,750	5,696
New Jersey Economic Dev. Auth. , Transportation Sys. , 5.00%,
11/1/34	4,350	5,201
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/27 (4)	1,200	1,478
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. ,
Series A, 5.25%, 7/1/28	5,000	5,602

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series A, 5.00%, 12/15/24	5,000	5,728
New Jersey Transportation Trust Fund Auth. , Series BB, 5.00%,
6/15/29	4,800	5,808
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/21	7,185	7,413
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/22	5,000	5,340
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series A, 5.00%, 12/15/24	5,225	5,986
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series B, 5.50%, 12/15/20 (10)	2,000	2,034
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/27
(Prerefunded 7/1/22) (3)	810	885
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/28
(Prerefunded 7/1/22) (3)	17,880	19,528
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/27	5,495	6,035
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/28	13,060	14,321
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/33	5,000	6,177
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/25	2,000	2,366
New Jersey Turnpike Auth. , Unrefunded Balance, Series A,
5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	11,190	12,222
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/22	400	432
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/23	1,930	2,165
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/24	2,630	3,054
		126,039

New Mexico 0.4%
Farmington PCR, Public Services of New Mexico, San Juan
Project, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)	5,750	5,780
Farmington PCR, Public Services of New Mexico, San Juan
Project, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)	2,000	2,015
Farmington PCR, Public Services of New Mexico, San Juan
Project, VRDN, 1.20%, 6/1/40 (Tender 6/1/22) (2)	1,750	1,756

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)	9,750	11,477
		21,028

New York 14.8%
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/40	9,680	11,506
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30	1,250	1,598
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32	1,350	1,708
Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/32	5,525	6,944
Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (3)	25	28
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/25	975	1,058
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/25	8,860	9,115
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28	6,300	7,270
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33	8,490	10,038
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/26	20,000	24,903
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32	18,985	24,055
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35	23,225	29,083
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 5.00%, 8/15/33	19,285	20,139
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29	8,000	9,954
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34	5,000	6,111
Dormitory Auth. of the State of New York, Third Gen.
Resolution, 5.00%, 5/15/29	5,850	6,261

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Transportation Auth. , Series A-1, VRDN, 0.14%,
11/1/31	900	900
Metropolitan Transportation Auth. , Series C, 5.00%, 11/15/22	3,820	4,021
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/24	6,180	6,766
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/35	10,000	10,991
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/29	10,000	11,117
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/30	5,000	5,539
Metropolitan Transportation Auth. , Series D-1, BAN, 5.00%,
9/1/22	37,560	39,330
Metropolitan Transportation Auth. , Series E, 5.00%, 11/15/25
(Prerefunded 11/15/22) (3)	4,000	4,441
Metropolitan Transportation Auth. , Series E-1, VRDN, 0.15%,
11/15/50	4,195	4,195
Metropolitan Transportation Auth. , Dedicated Tax Fund,
Series A, 5.00%, 11/15/27	9,925	10,707
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	110	97
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	1,058	896
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	157	117
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20 (7)	20	18
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (7)(8)	596	60
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27	1,650	1,855
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	15,943
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,466
New York City, Series B-1, GO, 5.00%, 10/1/35	1,750	2,177
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,797
New York City, Series D, GO, 5.00%, 8/1/28	9,965	11,090
New York City, Series E, GO, 5.00%, 8/1/28	6,125	6,953
New York City, Series E, GO, 5.00%, 8/1/29	6,550	7,284
New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,433

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York City, Series E-5, GO, VRDN, 0.14%, 3/1/48	1,800	1,800
New York City, Series F-1, GO, 5.00%, 3/1/28	9,000	10,050
New York City, Series I, GO, 5.00%, 3/1/28	14,730	17,013
New York City, Series I-3, GO, VRDN, 0.15%, 4/1/36	7,220	7,220
New York City, Series I-4, GO, VRDN, 0.14%, 4/1/36	1,950	1,950
New York City, Series M, GO, 5.00%, 4/1/21 (11)	5	5
New York City, Unrefunded Balance, Series I-1, GO, 5.00%,
8/1/20	40	40
New York City Municipal Water Fin. Auth. , Series B-1, VRDN,
0.15%, 6/15/45	9,515	9,515
New York City Municipal Water Fin. Auth. , Series DD-3B, VRDN,
0.15%, 6/15/43	1,100	1,100
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series AA, 5.00%, 6/15/37	19,000	23,776
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series BB-2, 5.00%, 6/15/31	5,680	7,327
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series EE, 5.00%, 6/15/29	7,600	8,251
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series EE, 5.00%, 6/15/31	13,070	14,152
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series FF, 5.00%, 6/15/28	6,945	7,547
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/24	5,950	6,217
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/25	5,625	6,138
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/26	15,250	16,627
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/32	16,155	20,225
New York City Transitional Fin. Auth. Building Aid, Series S-2,
5.00%, 7/15/32	7,715	9,659
New York City Transitional Fin. Auth. Future Tax, Series A,
5.00%, 11/1/27	8,410	8,889
New York City Transitional Fin. Auth. Future Tax, Series A-1,
5.00%, 8/1/24	11,500	13,668

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

New York City Transitional Fin. Auth. Future Tax, Series A-2,
5.00%, 8/1/36	16,840	20,914

New York City Transitional Fin. Auth. Future Tax, Series B-1,
4.00%, 11/1/39	8,500	10,114

New York City Transitional Fin. Auth. Future Tax, Series B-1,
5.00%, 8/1/34	5,160	6,622

New York City Transitional Fin. Auth. Future Tax, Series C,
5.00%, 11/1/27	19,480	23,357

New York City Transitional Fin. Auth. Future Tax, Series D,
5.00%, 11/1/23	8,000	8,029

New York City Transitional Fin. Auth. Future Tax, Series E-1,
5.00%, 2/1/33	9,000	11,148

New York City Transitional Fin. Auth. Future Tax, Series F-1,
5.00%, 5/1/33	11,300	14,081

New York City Transitional Fin. Auth. Future Tax, Series F-1,
5.00%, 5/1/34	3,000	3,729

New York City Transitional Fin. Auth. Future Tax, Series F-3,
5.00%, 2/1/31	7,450	9,101

New York City Transitional Fin. Auth. Future Tax, Unrefunded
Balance, Series B, 5.00%, 11/1/22	4,880	4,898

New York State Dormitory Auth. , Series B, 5.00%, 3/31/21	12,435	12,832

New York State Mortgage Agency, Series 139, VRDN, 0.19%,
10/1/37 (2)	1,575	1,575

New York State Thruway Auth. , Highway & Bridge Trust Fund,
Series A-1, 5.00%, 4/1/23	6,000	6,183

New York State Thruway Auth. , Personal Income Tax, Series A,
5.00%, 3/15/25	1,000	1,120

New York State Thruway Auth. , Personal Income Tax, Series A,
5.00%, 3/15/27	2,830	3,162

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/21 (2)	3,150	3,166

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (2)	7,935	7,956

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (2)	4,980	4,972

New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/26 (2)	5,165	5,648

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/31 (2)	5,535	6,078
New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/22 (2)	2,245	2,335
New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/23 (2)	1,845	1,967
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/23	10,725	12,046
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/24	6,325	7,388
New York State Urban Dev. , Personal Income Tax, Series C,
5.00%, 3/15/28	14,775	16,500
New York State Urban Dev. , Personal Income Tax, Series C-2,
5.00%, 3/15/33	18,775	23,713
New York Transportation Dev. , John F. Kennedy Int'l Airport,
5.25%, 8/1/31 (2)	3,950	4,115
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (2)	7,175	7,885
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/23 (2)	5,000	5,709
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2)	5,410	6,293
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2)	28,545	35,420
Port Auth. of New York & New Jersey, Series 222, 5.00%,
7/15/32	150	202
Port Auth. of New York & New Jersey, Series 222, 5.00%,
7/15/33	3,065	4,081
Port Auth. of New York & New Jersey, Series 222, 5.00%,
7/15/34	5,000	6,627
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/26	32,550	35,745
Utility Debt Securitization Auth. , Series TE, 5.00%, 12/15/29	9,190	10,587
		864,431

North Carolina 2.2%
Charlotte Airport, Series A, 5.00%, 7/1/27	3,670	3,682
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,939

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series B, VRDN, 0.16%, 1/15/38	6,300	6,300
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
5.00%, 1/15/38	4,000	4,689
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series A, 4.00%, 1/15/35	7,200	8,103
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series A, 5.00%, 1/15/28	6,210	6,577
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	3,000	3,132
New Hanover County, Regional Medical Center, 5.00%, 10/1/29	800	990
New Hanover County, Regional Medical Center, 5.00%, 10/1/30	4,235	5,226
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ. ,
5.00%, 1/1/33	5,205	6,372
North Carolina Eastern Municipal Power Agency, Series A,
5.00%, 1/1/26 (Prerefunded 7/1/22) (3)	1,195	1,303
North Carolina Eastern Municipal Power Agency, Series B,
6.00%, 1/1/22 (10)(12)	4,450	4,807
North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/25 (Prerefunded 7/1/22) (3)	9,120	9,942
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/20	205	205
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	230	233
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	855	875
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	595	613
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	705	731
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	485	506
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/30	2,715	3,168
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/31	7,000	8,141
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/32	2,000	2,317

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31	10,025	11,965
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/25 (Prerefunded 1/1/22) (3)	5,000	5,337
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/29 (Prerefunded 1/1/22) (3)	1,300	1,388
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/31 (Prerefunded 1/1/22) (3)	1,315	1,404
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29	3,000	3,605
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3)	215	267
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Unrefunded Balance, Series C, 5.00%, 1/1/30	9,785	11,721
North Carolina Turnpike Auth. , 5.00%, 1/1/24 (4)	700	796
North Carolina Turnpike Auth. , 5.00%, 1/1/25	1,300	1,506
North Carolina Turnpike Auth. , 5.00%, 1/1/26 (4)	1,350	1,624
North Carolina Turnpike Auth. , 5.00%, 1/1/27 (4)	2,400	2,957
		126,421

Ohio 1.5%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	30,955	34,113
Cleveland Airports, Series A, 5.00%, 1/1/27 (4)	1,525	1,773
Cleveland Airports, Series A, 5.00%, 1/1/28 (4)	3,055	3,541
Cleveland Airports, Series A, 5.00%, 1/1/30 (4)	1,650	1,901
Cleveland Airports, Series A, 5.00%, 1/1/31 (4)	1,000	1,148
Columbus, Series A, GO, 4.00%, 8/15/27	4,625	5,410
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/30	1,100	1,393
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/31	1,000	1,260
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/32	1,600	2,005
Hamilton County, Life Enriching Communities, 4.00%, 1/1/21	300	301

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Hamilton County, Life Enriching Communities, 5.00%, 1/1/22	365	374
Hamilton County, Life Enriching Communities, 5.00%, 1/1/23	400	416
Hamilton County, Life Enriching Communities, 5.00%, 1/1/24	525	554
Hamilton County, Life Enriching Communities, 5.00%, 1/1/25	800	855
Hamilton County, Life Enriching Communities, 5.00%, 1/1/26	550	595
Hamilton County, Life Enriching Communities, 5.00%, 1/1/31	1,500	1,597
Montgomery County, Catholic Health Initiatives, Series B,
5.25%, 5/1/29 (Prerefunded 11/12/23) (3)	1,615	1,863
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, Series B, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3)	3,010	3,420
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23	7,000	8,042
Ohio Hosp. Fac. , Cleveland Clinic Health, Series A, 5.00%,
1/1/31	5,480	6,968
Ohio Hosp. Fac. , Cleveland Clinic Health, Series A, 5.00%,
1/1/33	2,735	3,440
Ohio State Higher Ed. Fac. Commission, Cleveland Clinic
Health, Series B-4, VRDN, 0.13%, 1/1/43	700	700
Ohio State Univ. , Series B-1, VRDN, 0.20%, 12/1/34	3,750	3,750
		85,419

Oregon 0.2%
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/23	250	261
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/25	280	299
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/27	305	330
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/28	320	345
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/29	335	360
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/30	355	380
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/31	370	395

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/32	390	416
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/33	410	436
Medford Hosp. Fac. Auth. , Asante Project, Series A, 5.00%,
8/15/25	500	608
Medford Hosp. Fac. Auth. , Asante Project, Series A, 5.00%,
8/15/26	400	498
Medford Hosp. Fac. Auth. , Asante Project, Series A, 5.00%,
8/15/27	500	635
Port of Portland Airport, Series 24B, 5.00%, 7/1/30 (2)	2,000	2,421
Port of Portland Airport, Series 24B, 5.00%, 7/1/31 (2)	1,685	2,030
Port of Portland Airport, Series 24B, 5.00%, 7/1/32 (2)	1,130	1,354
		10,768

Pennsylvania 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/23 (1)	1,525	1,609
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/28 (1)	2,000	2,215
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/33 (1)	1,500	1,593
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/25	1,500	1,795
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/26	2,000	2,456
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/27	2,000	2,514
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.00%, 1/1/22	325	327
Philadelphia Airport, Series A, 5.25%, 6/15/28	1,180	1,188
Philadelphia Airport, Series A, 5.25%, 6/15/29	4,145	4,174
Philadelphia Airport, Series D, 5.25%, 6/15/23 (2)	19,670	19,809
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 0.14%, 6/1/35	11,790	11,790

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/31 (4)	9,160	11,171
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/32 (4)	10,000	12,135
		72,776

Puerto Rico 1.8%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	3,885	3,997
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	3,565	3,667
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	4,115	4,233
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42(8)(13)	130	89
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27(8)(13)	170	116
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(8)(13)	6,400	4,400
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(8)(13)	500	344
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(8)(13)	630	432
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(8)(13)	2,380	1,630
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(8)(13)	830	569
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(8)(13)	985	675
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(8)(13)	130	89
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(8)(13)	410	281
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(8)(13)	1,810	1,240
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(8)(13)	70	48
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(8)(13)	6,525	4,486

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (8)(13)	535	367
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (8)(13)	215	148
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (8)(13)	610	419
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (8)(13)	480	332
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(13)	150	98
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(13)	265	181
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(13)	190	130
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(13)	1,890	1,292
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(13)	530	364
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(13)	225	155
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (8)(13)	4,875	3,352
Puerto Rico Sales Tax Fin. , Restructured, Series A-2, 4.329%,
7/1/40	13,705	14,272
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	9,647	6,991
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	34,049	22,783
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	20,221	21,311
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	6,500	7,024
		105,515

Rhode Island 0.4%
Central Falls Detention Fac. , 7.25%, 7/15/35 (7)(8)	980	176

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/20 (12)	1,000	1,004
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/21 (12)	1,305	1,371
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/22 (12)	2,705	2,970
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.00%, 9/1/23 (12)	1,000	1,144
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/20	2,705	2,709
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/22	1,950	2,018
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/23	1,950	2,046
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24	5,025	5,339
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25	1,425	1,528
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26	1,630	1,758
		22,063

South Carolina 1.0%
Lexington County Health Services Dist. , Lexington Medical
Center, 5.00%, 11/1/27	1,595	1,987
Lexington County Health Services Dist. , Lexington Medical
Center, 5.00%, 11/1/29	3,010	3,724
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	21,000	23,226
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health
Sys. , 5.00%, 11/1/26 (Prerefunded 11/1/22) (3)	1,000	1,107
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health
Sys. , 5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	9,940	11,002
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32	5,000	6,023
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34	8,370	10,001
		57,070

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

South Dakota 0.1%
South Dakota HEFA, Regional Health, 5.00%, 9/1/20 (12)	1,000	1,004
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34	4,300	4,894
		5,898

Tennessee 1.7%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,378
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,056
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,104
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,048
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,044
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/25	2,500	2,757
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/30	2,735	3,333
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/31	5,560	6,066
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/32	4,000	4,361
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/33	7,250	7,886
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/34	4,550	4,945
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36	2,255	2,677
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/37	10,325	12,225
Metropolitan Gov't. of Nashville & Davidson County, Series C,
GO, 5.00%, 7/1/32	8,000	9,591

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	6,185	7,119
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/30	2,110	2,511
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	8,655
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21	2,140	2,243
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,770	14,978
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	6,120
		101,097

Texas 12.3%
Arlington, Special Tax, Series A, 5.00%, 2/15/35 (4)	2,500	2,994
Austin Airport, Series 2017B, 5.00%, 11/15/33 (2)	1,130	1,345
Austin Airport, Series 2019B, 5.00%, 11/15/33 (2)	2,000	2,539
Austin Airport, Series B, 5.00%, 11/15/25 (2)	650	781
Austin Airport, Series B, 5.00%, 11/15/26 (2)	1,100	1,353
Austin Airport, Series B, 5.00%, 11/15/29 (2)	1,200	1,454
Austin Airport, Series B, 5.00%, 11/15/31 (2)	1,550	1,861
Austin Airport, Series B, 5.00%, 11/15/32 (2)	1,600	2,041
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/21	500	500
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23	1,405	1,410
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24	410	413
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25	500	505
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26	500	506
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33	1,800	1,828
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/22	1,150	1,122
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23	750	724

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24	500	482
Austin Water & Wastewater, 5.00%, 11/15/30	5,340	6,729
Central Texas Regional Mobility Auth. , 5.00%, 1/1/22	845	877
Central Texas Regional Mobility Auth. , 5.00%, 1/1/23	1,000	1,097
Central Texas Regional Mobility Auth. , 5.00%, 1/1/32	6,475	7,524
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	3,970	4,599
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/23	475	522
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/33	2,600	2,800
Central Texas Turnpike Sys. , Series C, 5.00%, 8/15/32	400	445
Clifton Higher Ed. Fin. , Int'l. Leadership, Series D, 5.75%,
8/15/33	10,000	11,211
Cypress-Fairbanks Independent School Dist. , GO, 5.00%,
2/15/29	3,840	4,593
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32	5,000	5,997
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33	1,825	2,182
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24	1,025	1,220
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25	900	1,104
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26	1,500	1,887
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2)	6,000	6,775
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/23
(Prerefunded 11/1/20) (3)	2,400	2,428
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,530
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,279
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,478
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	2,108
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/22	450	482
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/34	1,750	1,922
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.25%,
9/1/29	1,000	1,126
Grand Parkway Transportation, Grand Parkway Sys. , Series C,
4.00%, 10/1/45	29,285	34,732

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34	8,495	10,849
Gulf Coast Auth. , Exxon Mobil Project, Series B, VRDN, 0.15%,
6/1/25 (2)	900	900
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,000	2,461
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	5,275	5,739
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	5,500	6,378
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/24	2,155	2,533
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3)	3,300	3,964
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-2, VRDN, 0.17%, 12/1/27	6,100	6,100
Harris County Health Fac. Dev. , Methodist Hosp. Sys. ,
Series A-2, VRDN, 0.17%, 12/1/41	5,875	5,875
Harris County Toll Road Auth. , Senior Lien, Series A, 5.00%,
8/15/31	3,000	3,858
Harris County Toll Road Auth. , Senior Lien, Series A, 5.00%,
8/15/32	2,550	3,259
Houston, Series A, GO, 5.00%, 3/1/21	270	278
Houston, Series A, GO, 5.00%, 3/1/22	1,975	2,125
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,892
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27	6,000	6,974
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2)	11,130	11,334
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2)	10,200	10,485
Houston Airport, United Airlines, Terminal Improvement,
Series B-1, 5.00%, 7/15/35 (2)	8,350	8,474
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	10,479
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	7,786
Houston Independent School Dist. , GO, 5.00%, 2/15/31	3,710	4,709
Houston Independent School Dist. , Series A, GO, 5.00%,
2/15/31	3,275	4,027
Houston Independent School Dist. , Series A, GO, 5.00%,
2/15/32	6,500	7,964

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Lower Colorado River Auth. , LCRA Transmission Services
Project, 5.00%, 5/15/31	750	986
Lower Colorado River Auth. , LCRA Transmission Services
Project, 5.00%, 5/15/32	1,000	1,306
Lower Colorado River Auth. , LCRA Transmission Services
Project, 5.00%, 5/15/33	1,100	1,428
Lower Colorado River Auth. , LCRA Transmission Services
Project, 5.00%, 5/15/34	1,000	1,294
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series A, 5.00%, 5/15/26	2,890	3,251
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series A, 5.00%, 5/15/28	9,800	10,996
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series A, 5.00%, 5/15/30	13,805	15,457
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series A, 5.00%, 5/15/31	10,000	11,179
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series A, 5.00%, 5/15/36	6,055	6,719
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series D, 5.00%, 5/15/30	4,450	5,319
Lower Colorado River Auth. , LCRA Transmission Services
Project, Series D, 5.00%, 5/15/31	4,630	5,515
Lower Neches Valley IDA, Exxon Mobil Project, IDRB, VRDN,
0.12%, 5/1/46	3,100	3,100
Lower Neches Valley IDA, Exxon Mobil Project, IDRB, VRDN,
0.12%, 11/1/51	1,400	1,400
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (1)(2)	10,700	11,353
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/23	250	273
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/24	500	559
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/25	750	855
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/26	1,020	1,154
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/27	2,145	2,412
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/29	780	872
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/30	835	929
North Texas Tollway Auth. , Series A, 5.00%, 1/1/26	135	155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Texas Tollway Auth. , 1st Tier, 5.00%, 1/1/25	2,090	2,128
North Texas Tollway Auth. , 1st Tier, Series 2014-A, 5.00%,
1/1/22	2,195	2,339
North Texas Tollway Auth. , 1st Tier, Series 2016A, 5.00%,
1/1/31	3,700	4,455
North Texas Tollway Auth. , 1st Tier, Series 2017A, 5.00%,
1/1/31	1,250	1,505
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/23	3,580	3,973
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/25	2,000	2,216
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/26	1,900	2,098
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/27	5,525	6,333
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/29	3,185	3,373
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/27	10,205	10,824
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/28	7,440	7,879
North Texas Tollway Auth. , 2nd Tier, Series A, 5.00%, 1/1/34	9,235	10,658
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/25	2,000	2,213
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/26	700	773
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/30	6,530	7,841
North Texas Tollway Auth. , 2nd Tier, Series B, Refunding,
5.00%, 1/1/31	2,000	2,393
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/31	10,400	11,767
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/32	1,815	2,214
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/33	3,910	4,747
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/31	2,320	2,940
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32	3,195	3,986
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32	3,000	3,781
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,844
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27	1,500	1,846
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28	1,720	2,112
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29	1,200	1,471

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30	1,500	1,834
Tarrant County College Dist. , GO, 5.00%, 8/15/22 (5)	8,830	9,698
Tarrant County College Dist. , GO, 5.00%, 8/15/23 (5)	8,270	9,454
Tarrant County Cultural Ed. Fac. Fin. , Baylor Health Care Sys. ,
VRDN, 0.14%, 11/15/50	2,600	2,600
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.00%, 8/15/20 (12)	190	190
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/21 (Prerefunded 8/15/20) (3)	185	185
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/22 (Prerefunded 8/15/20) (3)	115	115
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/24 (Prerefunded 8/15/20) (3)	280	281
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/25 (Prerefunded 8/15/20) (3)	305	306
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/34	3,615	4,366
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27	2,500	2,967
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28	1,600	1,895
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%,
12/15/22	2,735	3,009
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%,
12/15/25	4,450	5,379
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	31,115	36,987
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	325	351
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27	2,000	2,158
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	29,515	31,803
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,535	9,181
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	3,415	3,667
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	8,650	9,248
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35	6,000	7,381
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32	14,785	16,981

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31	7,415	8,281
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27	6,100	7,103
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31	12,420	16,068
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33	8,000	10,234
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33	19,275	24,657
Texas Transportation Commission, State Highway, 1st Tier,
5.00%, 10/1/23	14,000	16,128
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	14,277
		715,953

Utah 0.7%
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/31 (2)	2,550	3,126
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2)	3,925	4,785
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2)	3,500	4,389
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2)	1,825	2,271
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2)	2,200	2,710
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2)	5,050	6,252
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2)	3,500	4,307
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2)	6,000	7,356
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/25
(Prerefunded 6/15/22) (3)	2,250	2,453
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/28
(Prerefunded 6/15/22) (3)	3,850	4,197
		41,846

Virginia 4.9%
Arlington County, Series A, GO, 5.00%, 8/1/23	6,300	6,906
Arlington County IDA, Virginia Hosp. Center, IDRB, 5.00%,
7/1/35	500	659

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Arlington County IDA, Virginia Hosp. Center, IDRB, 5.00%,
7/1/32	555	743

Arlington County IDA, Virginia Hosp. Center, IDRB, 5.00%,
7/1/33	1,265	1,682

Arlington County IDA, Virginia Hosp. Center, IDRB, 5.00%,
7/1/34	2,405	3,188

Botetourt County, Residential Care Fac. , Glebe, Series A,
4.75%, 7/1/23	1,480	1,495

Fairfax County Economic Dev. Auth. , Wiehle Ave. Metrorail
Station, 5.00%, 8/1/30	1,400	1,915

Fairfax County Economic Dev. Auth. , Wiehle Ave. Metrorail
Station, 5.00%, 8/1/31	1,450	1,961

Fairfax County Economic Dev. Auth. , Wiehle Ave. Metrorail
Station, 5.00%, 8/1/32	2,200	2,952

Fairfax County IDA, Inova Health, Series B, IDRB, 5.00%,
5/15/26	3,600	4,461

Fairfax County IDA, Inova Health, Series D, IDRB, 5.00%,
5/15/28	15,250	16,428

Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing, 5.00%, 10/1/34	3,715	4,790

Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/30	1,645	1,853

Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/31	1,000	1,121

Fredericksburg Economic Dev. Auth. , Medicorp Health, 5.25%,
6/15/22	3,415	3,691

Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/27	1,325	1,508

Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/28	3,140	3,564

Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (3)	1,190	1,521

Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24) (3)	3,890	4,600

Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26) (3)	3,635	4,659

Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (3)	5,700	7,305

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Hampton Roads Sanitation Dist. , Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27	2,280	2,875

Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22	15,550	16,943

Lexington IDA, V. M. I Dev. Board, Series A, IDRB, 5.00%,
12/1/20	1,400	1,422

Norfolk Economic Dev. Auth. , Bon Secours Health, Series B,
5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	5,000	5,522

Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,795	4,946

Upper Occoquan Sewage Auth. , 5.00%, 7/1/26	7,925	9,632

Upper Occoquan Sewage Auth. , 5.00%, 7/1/29	13,000	15,730

Virginia College Building Auth. , Public Higher Ed. Fin. , 5.00%,
9/1/22 (Prerefunded 9/1/20) (3)	705	707

Virginia College Building Auth. , Public Higher Ed. Fin. , Series A,
5.00%, 9/1/29	5,000	6,316

Virginia College Building Auth. , Public Higher Ed. Fin. , Series A,
5.00%, 2/1/30 (Prerefunded 2/1/25) (3)	13,800	16,747

Virginia College Building Auth. , Public Higher Ed. Fin. ,
Unrefunded Balance, 5.00%, 9/1/22	2,295	2,303

Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25	5,500	6,730

Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30	7,900	10,289

Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32	7,075	9,119

Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30	5,000	6,262

Virginia Commonwealth Transportation Board, Federal Highway
Transportation, Series A, GAN, 5.00%, 9/15/24
(Prerefunded 3/15/22) (3)	2,175	2,345

Virginia Commonwealth Transportation Board, Federal Highway
Transportation, Series A, GAN, 5.00%, 9/15/27
(Prerefunded 3/15/22) (3)	5,000	5,391

Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25	3,950	4,806

Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31	8,540	11,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31	6,725	8,658
Virginia Public Building Auth. , Series B, 5.00%, 8/1/23	3,025	3,466
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.25%, 1/1/32 (2)	3,850	4,061
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (2)	11,315	11,878
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2012, 5.00%, 7/1/34 (2)	1,500	1,560
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 7/1/34 (2)	29,100	30,259
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/30	250	298
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/31	2,275	2,693
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/33	3,000	3,522
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/27	750	848
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/28	450	508
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/29	945	1,066
		284,926

Washington 2.8%
Central Puget Sound Regional Transit Auth. , Series S-1, 5.00%,
11/1/31	13,625	16,539
Central Puget Sound Regional Transit Auth. , Series S-1, 5.00%,
11/1/32	6,480	7,851
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/30	2,640	3,189
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34	4,850	6,138
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,769
Port of Seattle, Series B, 5.00%, 10/1/25 (2)	4,845	5,725
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,273
Washington, Motor Vehicle Fuel Tax, Series 2016B, GO, 5.00%,
8/1/29	7,415	9,056

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Washington, Motor Vehicle Fuel Tax, Series R-2013B, GO,
5.00%, 7/1/26	4,130	4,500
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO,
5.00%, 7/1/29	12,850	15,415
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO,
5.00%, 7/1/32	9,200	11,036
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	19,785
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,810	7,377
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	7,224
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33	4,500	5,572
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34	5,000	6,165
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34	18,485	23,534
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)	5,500	6,230
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	1,550	1,804
		163,182

Wisconsin 1.7%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series C, VRDN,
0.14%, 4/1/48	4,100	4,100
Wisconsin, Series 1, GO, 5.00%, 5/1/30 (5)	2,250	3,044
Wisconsin, Series 1, GO, 5.00%, 5/1/31 (5)	2,805	3,767
Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	17,484
Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	17,716
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	13,831
Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	17,440
Wisconsin, Series B, GO, 5.00%, 5/1/28
(Prerefunded 5/1/22) (3)	1,750	1,898
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25
(Prerefunded 5/1/22) (3)	4,925	5,340
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series
2018B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	5,187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

		Par	$ Value
(Amounts in 000s)

Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/23		515	582

Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/24		950	1,112

Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/25		1,420	1,715

Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/27		1,700	2,164

Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/29		770	974

Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/27(1)		1,950	2,093

Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/31(1)		1,220	1,298

			99,745

Total Investments in Securities 99.7%
(Cost $5,438,958)			$5,806,402

Other Assets Less Liabilities 0.3%			14,851

Net Assets 100.0%			$5,821,253

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers. Total value of such securities at period-end
	amounts to $64,428 and represents 1.1% of net assets.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	When-issued security
(6)	Security has the ability to pay in-kind or pay in cash. When applicable,
	separate rates of such payments are disclosed.
(7)	Security is in default or has failed to make a scheduled interest and/or
	principal payment.
(8)	Non-income producing
(9)	Insured by AMBAC Assurance Corporation
(10)	Insured by National Public Finance Guarantee Corporation
(11)	Insured by Financial Guaranty Insurance Company
(12)	Escrowed to maturity
(13)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and
	timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

COP	Certificate of Participation
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TAN	Tax Anticipation Note
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On July 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.